OMB Number: 3235-0675
Expires: March 31, 2014

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Citigroup Commercial Mortgage Securities Inc.

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

X Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2009 to December 31, 2011

Date of Report (Date of filing): February 13, 2012

Commission File Number of securitizer: 333-166711

Central Index Key Number of securitizer: 0001258361

Paul Vanderslice, Citigroup Commercial Mortgage Securities Inc., (212) 723-1295
Matthew Lyons, SNR Denton US LLP, (212) 768-6867

Name and telephone number, including area code, of the persons to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [x]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

REPRESENTATION AND WARRANTY INFORMATION

Item 1.01 Initial Filing of Rule 15Ga-1 Representations and Warranties Disclosure (1)

No Activity to Report.

1 While we have attempted to gather all of the information required by this Form ABS-15G and Rule 15Ga-1 (the "Reportable Information") we cannot be certain that we have obtained all applicable Reportable Information since, among other things, some entities that have the obligation to enforce repurchase obligations (the "Demand Entities") are no longer in existence, some of the Demand Entities that are still in existence have not responded to our request for Reportable Information, some Demand Entities have not agreed to provide Reportable Information or may not have provided complete Reportable Information, and some Demand Entities may be unable or unwilling to provide Reportable Information without unreasonable effort or expense (or without imposing unreasonable expense on us). The information in this Form ABS-15G has not been verified by any third party. In addition, while we requested Reportable Information from trustees and other Demand Entities as to investor demands that occurred prior to July 22, 2010, it is possible that this disclosure does not contain information about all investor demands upon those parties made prior to that date.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Citigroup Commercial Mortgage Securities Inc.

Date: February 13, 2012	/s/ Paul Vanderslice
Name: Paul Vanderslice
Title: Vice President
(senior officer in charge of securitization of the securitizer)